Supplement dated April 10, 2025
to the Prospectus and Summary Prospectus, each as supplemented (as applicable), of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Global Value Fund	7/1/2024
Effective April 30, 2025, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The portfolio manager information under the heading “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Fred Copper, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2016
Peter Schroeder, CFA	Portfolio Manager	Co-Portfolio Manager	2016
Tiffany Wade	Senior Portfolio Manager	Co-Portfolio Manager	April 2025
The rest of the section remains the same.
The portfolio manager information under the heading “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Fred Copper, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2016
Peter Schroeder, CFA	Portfolio Manager	Co-Portfolio Manager	2016
Tiffany Wade	Senior Portfolio Manager	Co-Portfolio Manager	April 2025
Mr. Copper joined one of the Columbia Management legacy firms or acquired business lines in 2005. Mr. Copper began his investment career in 1990 and earned a B.S. from Boston College and an M.B.A. from the University of Chicago.
Mr. Schroeder joined one of the Columbia Management legacy firms or acquired business lines in 1998. Mr. Schroeder began his investment career in 1998 and earned a B.S. from Oregon State University.
Ms. Wade joined one of the Columbia Management legacy firms or acquired business lines in 2010. Ms. Wade began her investment career in 2008 and earned a B.A. in economics from Brown University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP145_02_006_(04/25)